Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Significant Assumptions Used in Group's Impairment Assessments (FVLCOD calculations)

Significant assumptions used in the Group’s impairment assessments (FVLCOD calculations) include:

	2018		2017
US$ gold price per ounce – year 1	US$	1,200	US$	1,200
US$ gold price per ounce – year 2 onwards	US$	1,300	US$	1,300
Rand gold price per kilogram – year 1	R	525,000	R	525,000
Rand gold price per kilogram – year 2 onwards	R	550,000	R	525,000
A$ gold price per ounce – year 1	A$	1,600	A$	1,600
A$ gold price per ounce – year 2 onwards	A$	1,700	A$	1,700
US$ copper price per tonne – year 1	US$	5,951	US$	5,512
US$ copper price per tonne – year 2 onwards	US$	6,612	US$	6,171
Resource value per ounce (used to calculate the value beyond proved and probable reserves)
• South Africa (with infrastructure)	US$	17	US$	17
• Ghana (with infrastructure)	US$	44	US$	41
• Peru (with infrastructure)	US$	70	US$	41
• Australia (2018: with infrastructure, 2017: without infrastructure)[2]	US$	28	US$	293
Discount rates
• South Africa – nominal		13.5%		13.5%
• Ghana – real		9.5%		9.7%
• Peru – real		4.9%		4.8%
• Australia – real		3.4%		3.8%
Inflation rate – South Africa[1]		5.5%		5.5%
Life-of-mine
• South Deep		75 years		78 years
• Tarkwa		14 years		14 years
• Damang		7 years		8 years
• Cerro Corona		12 years		13 years
• St Ives		7 years		5 years
• Agnew/Lawlers		4 years		4 years
• Granny Smith		12 years		11 years
• Gruyere		12 years		13 years
Long-term exchange rates
US$/ZAR – year 1		13.61		13.61
US$/ZAR – year 2 onwards		13.16		13.16
A$/US$ – year 1		0.75		0.75
A$/US$ – year 2 onwards		0.76		0.76

[1]

Due to the availability of unredeemed capital for tax purposes over several years into the life of the South Deep mine, nominal cash flows are used for South Africa. In order to determine nominal cash flows in South Africa, costs are inflated by the current South African inflation rate. Cash flows for all other operations are in real terms and as a result are not inflated.

[2]	The US$293 per ounce is reflective of higher resource prices in the 2017 population used.